Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Dividends paid on common stock (per share)	$ 0.39	$ 0.60	$ 0.59
Accumulated Other Comprehensive Income (Loss) [Member]
Tax expense related to unrealized gains on securities available for sale	$ 23,628	$ 1,236	$ 100,466
Tax expense related to reclassification adjustment for gains	41,858	62,347	9,880
Tax expense related to pension and other postretirement benefits adjustment	$ (12,305)	$ (7,348)	$ 3,792